Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net	In determining the useful life of an intangible
asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 years
Distribution and licensing rights	3 - 10 years
Patent	3 years
Trademarks	10 years
Developed technology	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Software	121,950	164,369
Distribution and licensing rights	143,725	185,363
Trademark	139	270
Patent	2,655	2,655
Developed technology (refer to Note 3.c)	—	138,569
Intangible assets	268,469	491,226
Less: accumulated amortization	(86,183)	(177,871)
Less: impairment	(2,945)	(3,578)
Intangible assets, net	179,341	309,777

Schedule of amortization expenses on intangible assets allocated to expense items
Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	—	7,985	48,160
Selling, general and administrative expenses	9,987	10,047	8,882
Research and development expenses	14,045	13,808	34,422
Total depreciation expenses	24,032	31,840	91,464

Schedule of unrealized loss on investments
Impairment loss on obsolete and damaged intangible assets was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, general and administrative expenses	—	2,662	648
Research and development expenses	—	283	—
Total impairment loss	—	2,945	648

Schedule of finite-lived intangible assets, future amortization expense
Estimated amortization expenses relating to the existing intangible assets with finite lives for the next five years is as follows:

As of December 31,
RMB
2025	101,054
2026	85,668
2027	30,450
2028	18,220
2029	17,934